SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Schedule of Stock Options Activity

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
Options	Shares	Exercise Price	Contractual Term	Value

Outstanding at January 1, 2020	—	$—
Granted	360,000	1.28
Exercised	—	—
Forfeited or expired	—	—

Outstanding at December 31, 2020	360,000	$1.28	9.949	$—

Exercisable at December 31, 2020	131,250	$1.28	9.881	$—

Mer Telemanagement Solutions Ltd [Member]
Schedule of Stock Options Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2021	58,334	$4.32	7.76	$—
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Expired and forfeited	(58,334)	$(4.32)	7.76	$—

Outstanding at June 30, 2021	—	$—	—	$—

Exercisable at June 30, 2021	—	$—	—	$—

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	116,667	$2.16	7.76	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired and forfeited	-	$-	-	$-

Outstanding at December 31, 2020	116,667	$2.16	7.76	$-

Exercisable at December 31, 2020	87,500	$2.16	7.76	$-

Schedule of Stock-based Compensation Expenses

	Six months ended 30 June
	2021	2020
General and administrative	—	14
	$—	$14

	Year ended December 31,
	2020	2019	2018

Research and development	$-	$-	$1
General and administrative	21	47	89

	$21	$47	$90